Financial assets	12 Months Ended
Dec. 31, 2024
Disclosure of financial assets [abstract]
Financial assets [Text Block]

9. Financial assets

On closing of the Acquisition, the Company derecognized its preferred share investment in the AGM JV. The following table summarizes the change in the carrying amount of the Company's preferred shares held in the JV for the years ended December 31, 2024 and 2023:

	December 31, 2024		December 31, 2023
	Number of shares	$	$
Balance, beginning of year	132,400,000	70,165	66,809
Fair value adjustment for the year	‐	1,654	3,356
Redemption of preferred shares during the year	(25,000,000)	(25,000)	‐
Derecognition on closing of Acquisition	(107,400,000)	(46,819)	‐
Balance, end of year	-	-	70,165

Prior to closing the Acquisition, the Company re-measured the fair value of the preferred shares to $71.8 million and recorded a positive fair value adjustment of $1.7 million in finance income for the year ended December 31, 2024 (year ended December 31, 2023 - fair value adjustment of $3.4 million recognized in finance income).

Prior to closing of the Acquisition, the AGM JV made a $25.0 million preferred share redemption to the Company, which was subsequently used to pay Gold Fields a portion of the cash consideration under the Acquisition.